Borrowings (Tables)	12 Months Ended
Apr. 30, 2024
Borrowings [Abstract]
Schedule of Long-Term Borrowings	Long-term borrowings consist of the following as of April 30, 2023 and 2024:
	As of April 30,
	2023	2024
	JPY	JPY	US$
	(in thousands)
Long-term borrowings, unsecured, maturing serially through 2022-2026, (weighted average: April 2023 – 2.95%, April 2024 – 2.95%)	¥1,034,445	¥1,021,113	$6,482
Less: current portion	(1,013,332)	(13,332)	(85)
Long-term borrowings, net of current portion	¥21,113	¥1,007,781	$6,397

Schedule of Annual Maturities Years	Annual maturities for the years subsequent to April 30, 2024 are as follows:
	JPY	US$
	(in thousands)
Year ending April 30,
2025 (1)	¥13,332	$85
2026 (2)	1,007,781	6,397
Total	¥1,021,113	$6,482
(1)	The amounts due in 2025 are comprised of twelve monthly payments of ¥1,111 thousand ($7 thousand) each month.
(2)	Future payments for the New Debt are included in 2026, replacing the short-term obligation under the Loan Agreement as of April 30, 2024 on a long-term debt.